Guarantor Financial Information (Condensed Statement of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 [1]	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales									$ 446,515	$ 359,201	$ 87,847
Firm transportation sales, net									3,450	26,237	0
Gathering, compression and water services									49,179	5,504	83
Other revenue									2,997	0	757
Total operating revenues	$ 136,088	$ 143,621	$ 112,894	$ 109,539	$ 129,398	$ 79,128	$ 91,940	$ 90,477	502,141	390,942	88,687
Operating expenses:
Lease operating									44,356	24,971	8,309
Gathering, compression and transportation									84,707	35,618	8,362
Production taxes and impact fees									7,609	4,647	1,629
Exploration									3,137	4,018	9,951
Midstream operation and maintenance									16,988	4,607	1,412
Incentive unit expense									36,097	105,961	0
Impairment of gas properties									18,250	0	0
Impairment of goodwill									294,908	0	0
Restricted unit expense									0	0	32,906
General and administrative									103,038	61,570	16,953
Depreciation, depletion and amortization									322,784	156,270	32,815
Acquisition expense									1,235	2,339	0
Amortization of intangible assets									1,632	1,156	0
(Gain) loss from sale of interest in gas properties									(953)	0	4,230
Other expense									6,520	207	0
Total operating expenses	480,329	160,295	159,065	140,619	118,118	91,453	67,522	124,272	940,308	401,364	116,567
Operating loss	(344,241)	(16,674)	(46,171)	(31,080)	11,280	(12,325)	24,418	(33,795)	(438,167)	(10,422)	(27,880)
Interest expense									(87,446)	(50,191)	(17,915)
Gain on purchase of Marcellus joint venture									0	203,579	0
Other income (loss)									1,108	893	(440)
Gain on derivative instruments									273,748	186,477	6,891
Amortization of deferred financing costs									(5,124)	(2,495)	(5,230)
Loss on extinguishment of debt									0	(7,654)	(10,622)
Write-off of deferred financing costs									0	(6,896)	0
Equity in income (loss) of joint ventures and subsidiaries									0	(2,656)	19,420
(Loss) income before income taxes									(255,881)	310,635	(35,776)
Income tax expense									(12,118)	(91,600)	0
Net (loss) income	(274,251)	65,084	(63,519)	4,687	104,360	(6,861)	(7,917)	129,454	(267,999)	219,035	(35,776)
Less: Net income attributable to noncontrolling interests									(23,337)	(581)	0
Net (loss) income attributable to Rice Energy Inc.	$ (280,755)	$ 58,950	$ (69,683)	$ 152	$ 103,779	$ (6,861)	$ (7,917)	$ 129,454	(291,336)	218,454	(35,776)
Reportable Legal Entities | Parent
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales									0	0	0
Firm transportation sales, net									0	0
Gathering, compression and water services									0	0	0
Other revenue									0		0
Total operating revenues									0	0	0
Operating expenses:
Lease operating									0	0	0
Gathering, compression and transportation									0	0	0
Production taxes and impact fees									0	0	0
Exploration									0	0	0
Midstream operation and maintenance									0	0	0
Incentive unit expense									0	0
Impairment of gas properties									0
Impairment of goodwill									0
Restricted unit expense											0
General and administrative									0	0	0
Depreciation, depletion and amortization									0	0	0
Acquisition expense									4	0
Amortization of intangible assets									0	0
(Gain) loss from sale of interest in gas properties									0		0
Other expense									0	0
Total operating expenses									4	0	0
Operating loss									(4)	0	0
Interest expense									(82,664)	(27,177)	0
Gain on purchase of Marcellus joint venture										0
Other income (loss)									617	247	0
Gain on derivative instruments									68,247	55,580	0
Amortization of deferred financing costs									(4,072)	(2,006)	0
Loss on extinguishment of debt										0	0
Write-off of deferred financing costs										0
Equity in income (loss) of joint ventures and subsidiaries									(296,335)	193,119	0
(Loss) income before income taxes									(314,211)	219,763	0
Income tax expense									(12,118)	(91,600)
Net (loss) income									(326,329)	128,163
Less: Net income attributable to noncontrolling interests									0	0
Net (loss) income attributable to Rice Energy Inc.									(326,329)	128,163
Reportable Legal Entities | Guarantors
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales									446,515	359,201	87,847
Firm transportation sales, net									3,450	26,237
Gathering, compression and water services									0	0	0
Other revenue									2,997		763
Total operating revenues									452,962	385,438	88,610
Operating expenses:
Lease operating									44,356	24,971	8,309
Gathering, compression and transportation									150,015	37,180	8,362
Production taxes and impact fees									7,609	4,647	1,629
Exploration									3,137	4,018	9,951
Midstream operation and maintenance									0	0	0
Incentive unit expense									33,873	86,020
Impairment of gas properties									18,250
Impairment of goodwill									294,908
Restricted unit expense											32,906
General and administrative									78,592	45,268	16,636
Depreciation, depletion and amortization									304,703	153,282	32,421
Acquisition expense									103	820
Amortization of intangible assets									0	0
(Gain) loss from sale of interest in gas properties									(953)		4,230
Other expense									6,028	0
Total operating expenses									940,621	356,206	114,444
Operating loss									(487,659)	29,232	(25,834)
Interest expense									(166)	(10,130)	(17,915)
Gain on purchase of Marcellus joint venture										203,579
Other income (loss)									439	755	(357)
Gain on derivative instruments									205,501	130,897	6,891
Amortization of deferred financing costs									0	(489)	(5,230)
Loss on extinguishment of debt										(7,654)	(10,622)
Write-off of deferred financing costs										(6,896)
Equity in income (loss) of joint ventures and subsidiaries									10,145	(47,208)	17,848
(Loss) income before income taxes									(271,740)	292,086	(35,219)
Income tax expense									(25,699)	(98,731)
Net (loss) income									(297,439)	193,355
Less: Net income attributable to noncontrolling interests									0	0
Net (loss) income attributable to Rice Energy Inc.									(297,439)	193,355
Reportable Legal Entities | Non-Guarantors
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales									0	0	0
Firm transportation sales, net									0	0
Gathering, compression and water services									141,823	7,300	83
Other revenue									0		(6)
Total operating revenues									141,823	7,300	77
Operating expenses:
Lease operating									0	0	0
Gathering, compression and transportation									0	0	0
Production taxes and impact fees									0	0	0
Exploration									0	0	0
Midstream operation and maintenance									16,988	4,607	1,412
Incentive unit expense									2,224	19,941
Impairment of gas properties									0
Impairment of goodwill									0
Restricted unit expense											0
General and administrative									24,446	16,302	317
Depreciation, depletion and amortization									19,185	2,988	394
Acquisition expense									1,128	1,519
Amortization of intangible assets									1,632	1,156
(Gain) loss from sale of interest in gas properties									0		0
Other expense									492	207
Total operating expenses									66,095	46,720	2,123
Operating loss									75,728	(39,420)	(2,046)
Interest expense									(4,616)	(12,884)	0
Gain on purchase of Marcellus joint venture										0
Other income (loss)									52	(109)	(83)
Gain on derivative instruments									0	0	0
Amortization of deferred financing costs									(1,052)	0	0
Loss on extinguishment of debt										0	0
Write-off of deferred financing costs										0
Equity in income (loss) of joint ventures and subsidiaries									0	0	0
(Loss) income before income taxes									70,112	(52,413)	(2,129)
Income tax expense									(9,295)	8,440
Net (loss) income									60,817	(43,973)
Less: Net income attributable to noncontrolling interests									(23,337)	(581)
Net (loss) income attributable to Rice Energy Inc.									37,480	(44,554)
Eliminations
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales									0	0	0
Firm transportation sales, net									0	0
Gathering, compression and water services									(92,644)	(1,796)	0
Other revenue									0		0
Total operating revenues									(92,644)	(1,796)	0
Operating expenses:
Lease operating									0	0	0
Gathering, compression and transportation									(65,308)	(1,562)	0
Production taxes and impact fees									0	0	0
Exploration									0	0	0
Midstream operation and maintenance									0	0	0
Incentive unit expense									0	0
Impairment of gas properties									0
Impairment of goodwill									0
Restricted unit expense											0
General and administrative									0	0	0
Depreciation, depletion and amortization									(1,104)	0	0
Acquisition expense									0	0
Amortization of intangible assets									0	0
(Gain) loss from sale of interest in gas properties									0		0
Other expense									0	0
Total operating expenses									(66,412)	(1,562)	0
Operating loss									(26,232)	(234)	0
Interest expense									0	0	0
Gain on purchase of Marcellus joint venture										0
Other income (loss)									0	0	0
Gain on derivative instruments									0	0	0
Amortization of deferred financing costs									0	0	0
Loss on extinguishment of debt										0	0
Write-off of deferred financing costs										0
Equity in income (loss) of joint ventures and subsidiaries									286,190	(148,567)	1,572
(Loss) income before income taxes									259,958	(148,801)	$ 1,572
Income tax expense									34,994	90,291
Net (loss) income									294,952	(58,510)
Less: Net income attributable to noncontrolling interests									0	0
Net (loss) income attributable to Rice Energy Inc.									$ 294,952	$ (58,510)

[1]	The sum of quarterly data in some cases may not equal the yearly total due to rounding.